BlackRock Money Market Portfolio
Fund Overview Key Facts about BlackRock Money Market Portfolio
Investment Objective
The investment objective of BlackRock Money Market Portfolio (the “Money Market Portfolio” or the “Fund”) is to seek to preserve capital, to maintain liquidity and achieve the highest possible current income consistent with the foregoing.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.
Shareholder Fees (fees paid directly from your investment) The Fund is not subject to any Shareholder Fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BlackRock Money Market Portfolio
Management Fees		0.36%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1][2]	0.17%
Total Annual Fund Operating Expenses	[2]	0.53%
Fee Waivers and/or Expense Reimbursements	[3]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	0.50%
[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% of average daily net assets until May 1, 2014. The contractual agreement may be terminated upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
BlackRock Money Market Portfolio	51	167	293	662

Principal Investment Strategies of the Fund
The Fund seeks to produce current income while attempting to maintain a share net asset value of $1.00.

The Fund invests in money market instruments with a remaining maturity of no more than 13 months. Other than U.S. Government securities, U.S. Government agency securities and securities issued by U.S. Government sponsored enterprises, the Fund invests only in money market instruments of issuers with one of the two highest short term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Fund’s management, are of similar credit quality.

The money market instruments in which the Fund may invest include: U.S. Government Securities, U.S. Government Agency Securities, Bank Money Instruments, Commercial Paper, Short-Term Obligations, Floating Rate Obligations, Insurance Company Obligations, Master Notes and other eligible investments.

The Fund may invest in securities issued by U.S. Government agencies, instrumentalities of the U.S. Government, and U.S. Government sponsored enterprises. U.S. Government agencies are entities that are part of or sponsored by the Federal government, such as the Government National Mortgage Association, the Tennessee Valley Authority or the Federal Housing Administration. Instrumentalities of the U.S. Government are supranational entities sponsored by the United States. U.S. Government sponsored enterprises are private corporations sponsored by the federal government that have the legal status of government agencies, such as Fannie Mae and Freddie Mac. Certain securities, such as those issued by Fannie Mae and Freddie Mac, are not guaranteed by the U.S. Government or backed by the full faith and credit of the United States.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Government Agency Securities Risk — Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Money Market Funds Risk — An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, the SEC may adopt additional reforms to money market fund regulation. These or any other legal or regulatory changes may affect the Fund’s operations and/or return potential.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.
ANNUAL TOTAL RETURNS BlackRock Money Market Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2012). The year to date return as of March 31, 2013 was 0.00%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Money Market Portfolio	none	0.62%	1.76%